Note 28 - Financial Instruments and Risks - Notional and Fair Value Amounts per Instrument and Maturity (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Notional value	R$ 39,472.9	R$ 30,861.3
Fair value	2,209.3	187.9
Not later than one year [member]
Statement Line Items [Line Items]
Notional value	30,359.1	22,454.9
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	4,699.4	4,381.6
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	763.2	867.3
Total cost exposure [member]
Statement Line Items [Line Items]
Notional value	15,588.4	11,630.3
Fair value	76.7
Total cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	15,511.2
Fair value	73.3
Total cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	77.2
Fair value	3.4
Total cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total cost exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total cost exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Commodities risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	2,379.7	2,100.0
Fair value	336.1
Commodities risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	2,302.5
Fair value	332.7
Commodities risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	77.2
Fair value	3.4
Commodities risk portion of cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Commodities risk portion of cost exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Commodities risk portion of cost exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
US Dollars risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	13,087.7	9,192.4
Fair value	(263.1)
US Dollars risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	13,087.7
Fair value	(263.1)
US Dollars risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
US Dollars risk portion of cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
US Dollars risk portion of cost exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
US Dollars risk portion of cost exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Euros risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	50.8	177.6
Fair value	1.6
Euros risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	50.8
Fair value	1.6
Euros risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Euros risk portion of cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Euros risk portion of cost exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Euros risk portion of cost exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Mexican Pesos risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	70.2	160.3
Fair value	2.1
Mexican Pesos risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	70.2
Fair value	2.1
Mexican Pesos risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Mexican Pesos risk portion of cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Mexican Pesos risk portion of cost exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Mexican Pesos risk portion of cost exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total fixed asset exposure [member]
Statement Line Items [Line Items]
Notional value	1,042.5	816.9
Fair value	(29.6)
Total fixed asset exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	1,042.5
Fair value	(29.6)
Total fixed asset exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total fixed asset exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total fixed asset exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total fixed asset exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
US Dollars risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Notional value	1,042.5	816.9
Fair value	(29.6)
US Dollars risk portion of fixed assets exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	1,042.5
Fair value	(29.6)
US Dollars risk portion of fixed assets exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
US Dollars risk portion of fixed assets exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
US Dollars risk portion of fixed assets exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
US Dollars risk portion of fixed assets exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total expenses exposure [member]
Statement Line Items [Line Items]
Notional value	345.8	262.1
Fair value	(10.2)
Total expenses exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	345.8
Fair value	(10.2)
Total expenses exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total expenses exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total expenses exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total expenses exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
US Dollars risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Notional value	345.8	262.1
Fair value	(10.2)
US Dollars risk portion of the expenses exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	345.8
Fair value	(10.2)
US Dollars risk portion of the expenses exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
US Dollars risk portion of the expenses exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
US Dollars risk portion of the expenses exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
US Dollars risk portion of the expenses exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total equity exposure [member]
Statement Line Items [Line Items]
Notional value	700.9	1,057.8
Fair value	142.6
Total equity exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	700.9
Fair value	142.6
Total equity exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total equity exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total equity exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total equity exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Stock Exchange Prices risk portion of equity exposure [member]
Statement Line Items [Line Items]
Notional value	700.9	R$ 1,057.8
Fair value	142.6
Stock Exchange Prices risk portion of equity exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	700.9
Fair value	142.6
Stock Exchange Prices risk portion of equity exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Stock Exchange Prices risk portion of equity exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Stock Exchange Prices risk portion of equity exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Stock Exchange Prices risk portion of equity exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total risk exposures [member]
Statement Line Items [Line Items]
Notional value	17,677.6
Fair value	179.5
Total risk exposures [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	17,600.4
Fair value	176.1
Total risk exposures [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	77.2
Fair value	3.4
Total risk exposures [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total risk exposures [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total risk exposures [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value